Issued Capital and Reserves	9 Months Ended
Sep. 30, 2024
Issued Capital and Reserves
Issued Capital and Reserves

4. Issued Capital and Reserves

According to the Company’s articles of association, the Company’s authorized shares are divided into 386,250,000 common shares and 386,250,000 preferred shares, each having a nominal value of EUR 0.12.

As of September 30, 2024, no preferred shares had been issued and all issued common shares issued and outstanding were fully paid.

The number of common shares issued and outstanding developed as follows:

Common shares issued and outstanding at December 31, 2023	223,988,675
Share issuances for option exercises and RSU releases between Jan to Mar 2024	317,005
Common shares issued and outstanding at March 31, 2024	224,305,680
Share issuances for option exercises and RSU releases between Apr to Jun 2024	8,333
Common shares issued and outstanding at June 30, 2024	224,314,013
Share issuances for option exercises and RSU releases between Jul to Sep 2024	24,244
Common shares issued and outstanding at September 30, 2024	224,338,257

For the three and nine months ended September 30, 2024, due to the use of tax loss carryforwards for which no deferred tax asset has been capitalized in prior periods, EUR 9,201k and EUR 10,099k, respectively, have been credited in equity (refer to Note 13 for further information).